Long-Term Debt Guarantors	12 Months Ended
Dec. 31, 2024
Long Term Debt Guarantor Disclosure [Abstract]
Long-Term Debt Guarantors

NOTE 26. LONG-TERM DEBT GUARANTORS

Precision Drilling Corporation (Parent) issued registered unsecured senior notes in 2017 and 2021 which are fully and unconditionally guaranteed by certain U.S. and Canadian subsidiaries (Guarantor Subsidiaries) that also guaranteed the Senior Credit Facility. These Guarantor Subsidiaries are directly or indirectly wholly owned by the Parent. The following is a description of the terms and conditions of the guarantees with respect to the unsecured senior notes for which Precision is the Parent issuer and Guarantor Subsidiaries (Obligor Group) and provides a full and unconditional guarantee.

As at December 31, 2024, Precision had $805 million principal amount of unsecured senior notes outstanding, $230 million due in 2026 and $575 million due in 2029, all of which is guaranteed by the Guarantor Subsidiaries.

The Guarantor Subsidiaries jointly and severally, fully, unconditionally, and irrevocably guarantees the payment of the principal and interest on the unsecured senior notes when they become due, whether at maturity or otherwise. The guarantee is unsecured and ranks senior with all of the Guarantor Subsidiaries’ other unsecured obligations.

The Guarantor Subsidiaries will be released and relieved of their obligations under the guarantees after the obligations to the holders are satisfied in accordance with the applicable indentures.

Summarized Financial Information

The following tables include summarized financial information for the Obligor Group on a combined basis after the elimination of (i) intercompany transactions and balances within the Obligor Group; (ii) equity in earnings from investments in the non-guarantor subsidiaries; and (iii) intercompany dividend income.

Statements of Net Earnings

	Parent and Guarantor Subsidiaries
	2024	2023
Revenue	$1,703,796	$1,784,797
Expenses	1,236,952	1,206,180
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	466,844	578,617
Net earnings	107,997	276,931

Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2024	2023
Assets
Current assets	$374,188	$363,987
Property, plant and equipment	2,002,663	2,008,758
Other non-current assets	91,240	138,121

	Parent and Guarantor Subsidiaries
	2024	2023
Liabilities
Current liabilities	$262,899	$283,242
Long-term debt	812,469	905,811
Other non-current liabilities	116,880	161,134

Excluded from the statements of net earnings and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor subsidiaries:

	Parent and Guarantor Subsidiaries
	2024	2023
Assets
Accounts receivable, intercompany	$60,059	$53,939
Short-term advances to affiliates	1,687	62,519

	Parent and Guarantor Subsidiaries
	2024	2023
Liabilities
Accounts payable and accrued liabilities, intercompany	$29,593	$206,340
Short-term advances from affiliates	18	—
Long-term advances from affiliates	215,595	170,316

	Parent and Guarantor Subsidiaries
	2024	2023
Cash transactions with non-guarantor subsidiaries
Capital contributions to non-guarantor subsidiaries	$4,409	$—